Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	May 18, 2022
C000233740
Account Value [Line Items]
Line Graph and Table Measure Name	SEI Enhanced U.S. Large Cap Quality Factor ETF
Account Value	$ 14,436	$ 13,166	$ 11,008	$ 10,000
C000233739
Account Value [Line Items]
Line Graph and Table Measure Name	SEI Enhanced U.S. Large Cap Momentum Factor ETF
Account Value	$ 14,750	13,056	10,274	10,000
C000233741
Account Value [Line Items]
Line Graph and Table Measure Name	SEI Enhanced U.S. Large Cap Value Factor ETF
Account Value	$ 13,770	12,912	9,848	10,000
C000233738
Account Value [Line Items]
Line Graph and Table Measure Name	SEI Enhanced Low Volatility U.S. Large Cap ETF
Account Value	$ 13,038	11,586	10,302	10,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 14,949	13,809	10,632	10,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 14,949	13,809	10,632	10,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 14,949	13,809	10,632	10,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 14,949	13,809	10,632	10,000
Russell 1000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index (USD)
Account Value	$ 14,866	13,787	10,617	10,000
Russell 1000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index (USD)
Account Value	$ 14,866	13,787	10,617	10,000
Russell 1000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index (USD)
Account Value	$ 14,866	13,787	10,617	10,000
Russell 1000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index (USD)
Account Value	$ 14,866	$ 13,787	$ 10,617	$ 10,000